OTHER INCOME	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
OTHER INCOME

23. OTHER INCOME

The components of other income for the years ended June 30, 2023, 2024 and 2025, are as follows:

	For the years ended June 30,
	2023	2024	2025	2025
	JPY’000	JPY’000	JPY’000	US$’000
Gain on derecognition of right-of-use assets (a)	12,360	8,212	170,413	1,182
Gain on lease modification or termination (b)	—	102	10,239	71
Government subsidies (c)	10,366	1,305	—	—
Others	2,937	6,829	1,739	12
Total	25,663	16,448	182,391	1,265

Note:

(a)	When the sublease is assessed as finance lease, the Company derecognizes the right-of-use asset relating to the head lease that it transfers to the sublessee and recognizes the net investment in sublease in the consolidated statements of financial position. Gain on derecognition of right-of-use assets represents the difference between right-of-use assets derecognized and the net investment in sublease.

(b)

Effective as of September 1, 2024, the Company terminated its original lease and entered into new lease agreements with two landlords. The new lease agreements cover a larger area within the same building, with the lease term has been shortened from 14 years to 3 years, and the total monthly rent increased from JPY6,000 thousand to JPY7,100 thousand. Therefore, the Company recorded a lease termination gain of JPY10,895 thousand, which was recorded as other income in the consolidated statements of profit or loss and comprehensive income for the year ended June 30, 2025.

In addition to this transaction, the Company also early terminated four other lease agreements early, resulting in an aggregate loss of JPY656 thousand for the year ended June 30, 2025.

(c)	It represents the subsidies granted under Carbon Dioxide Emission Reduction Building Subsidy Scheme from the Shizuoka Environment Resources Association of the Japan government and Osaka District Area Revitalization Project Subsidy from the Japan government. There were no unfulfilled conditions nor other contingencies attached to the subsidies.

TRYHARD HOLDINGS LIMITED AND ITS SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS